UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust
(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137
(Address of principal executive offices)(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.
4020 South 147th Street, Omaha, Nebraska 68137
(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2616

Date of fiscal year end:12/31

Date of reporting period: 6/30/10

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2010

JNF Equity Portfolio
JNF Balanced Portfolio
JNF Money Market Portfolio

Each a series of the Northern Lights Variable Trust

JNF Equity Portfolio
PORTFOLIO REVIEW
June 30, 2010 (Unaudited)

The Fund's performance figures* for the period ended June 30, 2010, as compared to its benchmark:

	Six Months	One Year	Since Inception**
JNF Equity Portfolio	-0.43%	25.09%	-10.77%
Russell Midcap Total Return ***	-2.06%	25.13%	-7.45%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized.
** Inception date is May 1, 2007.
*** The Russell Midcap Index is an unmanaged Index that measures the performance of the 800 smallest companies in the Russell 1000, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

Top Ten Holdings by Industry	% of Net Assets
REITs	6.7%
Retail	5.5%
Insurance	5.2%
Electric	4.6%
Oil & Gas	4.4%
Computers	4.2%
Banks	3.7%
Commerical Services	3.7%
Semiconductors	3.4%
Telecommunications	3.4%
Other, Cash & Cash Equivalents	55.2%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio's holdings.

JNF Balanced Portfolio
PORTFOLIO REVIEW
June 30, 2010 (Unaudited)

The Fund's performance figures* for the period ended June 30, 2010, as compared to its benchmark:

	Six Months	One Year	Since Inception**
JNF Balanced Portfolio	-2.71%	13.73%	-3.36%
Barclay's Capital US Aggregate Bond Index ***	5.33%	9.50%	6.80%
Russell 1000 Total Return Index ***	-6.40%	15.24%	-8.67%
Blended Benchmark Index ***	-2.88%	13.52%	-4.03%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized.
** Inception date is May 1, 2007.
*** The Blended Benchmark Index represents a blend of 70% Russell 1000 Total Return Index and 30% Barclay's Capital US Aggregate Bond Index. The Russell 1000 is an unmanaged index that measures the performance of the 1000 largest companies in the Russell 3000. The Barclay’s Capital US Aggregate Index is a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities

Top Ten Holdings by Industry	% of Net Assets
US Government Agencies - Mortgage Backed	10.4%
Banks	7.7%
Oil & Gas	6.4%
Computers	4.8%
Pharmaceuticals	4.6%
Retail	4.6%
Telecommunications	4.3%
Insurance	3.9%
US Government Agency	3.3%
Electric	3.1%
Other, Cash & Cash Equivalents	46.9%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio's holdings.

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited)
Shares			Value
	COMMON STOCK - 98.2%
	AEROSPACE/DEFENSE - 0.8%
2,200	AAR Corp. *		$ 36,828
500	Cubic Corp.		18,190
2,100	Herley Industries, Inc. *		29,946
1,300	Kaman Corp.		28,756
6,300	L-3 Communications Holdings, Inc.		446,292
1,000	Teledyne Technologies, Inc. *		38,580
			598,592
	AGRICULTURE - 0.7%
2,300	Andersons, Inc.		74,957
6,400	Lorillard, Inc.		460,672
100	Universal Corp		3,968
			539,597
	AIRLINES - 0.8%
2,400	Alaska Air Group, Inc. *		107,880
8,200	Continental Airlines, Inc. *		180,400
28,300	Southwest Airlines Co.		314,413
			602,693
	APPAREL - 0.8%
1,400	Carter's, Inc. *		36,750
4,800	Coach, Inc.		175,440
200	Deckers Outdoor Corp. *		28,574
10,700	Jones Apparel Group, Inc.		169,595
400	Maidenform Brands, Inc. *		8,144
1,500	Perry Ellis International, Inc. *		30,300
300	Skechers U.S.A., Inc. - Cl. A *		10,956
400	Steven Madden Ltd. *		12,608
1,400	Timberland Co. *		22,610
1,000	VF Corp.		71,180
500	Warnaco Group, Inc. *		18,070
500	Wolverine World Wide, Inc.		12,610
			596,837
	AUTO MANUFACTURERS - 0.5%
12,600	Oshkosh Corp. *		392,616

	AUTO PARTS & EQUIPMENT - 0.8%
1,900	ArvinMeritor, Inc. *		24,890
5,000	Cooper Tire & Rubber Co.		97,500
1,700	Dana Holding Corp. *		17,000
2,000	Standard Motor Products, Inc.		16,140
1,500	Tenneco, Inc. *		31,590
14,700	TRW Automotive Holdings Corp. *		405,279
			592,399

See accompanying notes to these financial statements.

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited) (Continued)
Shares			Value
	BANKS - 3.7%
1,000	Alliance Financial Corp.		$ 27,800
4,600	Banco Latinoamericano de Comercio Exterior SA		57,454
700	Bancorp Rhode Island, Inc.		18,340
26,500	Comerica, Inc.		975,995
1,700	Community Bank System, Inc.		37,451
28,600	Fifth Third Bancorp		351,494
3,200	Financial Institutions, Inc.		56,832
5,000	First Midwest Bancorp, Inc.		60,800
1,300	FNB Corp.		10,439
6,600	M&T Bank Corp.		560,670
9,500	Old National Bancorp.		98,420
600	Park National Corp.		39,024
2,500	Prosperity Bancshares, Inc.		86,875
1,300	Republic Bancorp, Inc. - Cl. A		29,120
2,900	Santander BanCorp. *		36,656
3,000	SCBT Financial Corp.		105,660
3,800	Trustmark Corp.		79,116
1,000	United Bankshares, Inc.		23,940
2,600	Washington Banking Co.		33,254
500	West Bancorporation, Inc. *		3,405
			2,692,745
	BEVERAGES - 1.2%
6,300	Brown-Forman Corp.		360,549
6,200	Coca-Cola Enterprises, Inc.		160,332
8,900	Dr Pepper Snapple Group, Inc.		332,771
			853,652
	BIOTECHNOLOGY - 1.2%
4,300	Alexion Pharmaceuticals, Inc. *		220,117
11,900	Cytokinetics, Inc. *		28,203
4,300	Enzon Pharmaceuticals, Inc. *		45,795
2,100	Incyte Corp. Ltd. *		23,247
9,292	Life Technologies Corp. *		439,047
11,700	Ligand Pharmaceuticals, Inc. *		17,082
500	Martek Biosciences Corp. *		11,855
1,800	Seattle Genetics, Inc. *		21,582
31,700	SuperGen, Inc. *		64,034
5,100	Zymogenetics, Inc. *		21,522
			892,484

See accompanying notes to these financial statements.

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited) (Continued)
Shares			Value
	BUILDING MATERIALS - 1.1%
700	Drew Industries, Inc. *		$ 14,140
3,500	Gibraltar Industries, Inc. *		35,350
15,000	Lennox International, Inc.		623,550
3,400	Owens Corning *		101,694
2,900	Quanex Building Products Corp.		50,141
500	Simpson Manufacturing Co., Inc.		12,275
300	Trex Co., Inc. *		6,027
			843,177
	CHEMICALS - 3.1%
1,900	A Schulman, Inc.		36,024
1,700	American Vanguard Corp.		13,481
3,600	Ashland, Inc.		167,112
200	Balchem Corp.		5,000
18,700	Cabot Corp.		450,857
4,500	Cytec Industries, Inc.		179,955
3,300	Eastman Chemical Co.		176,088
2,600	Innophos Holdings, Inc.		67,808
200	Kraton Performance Polymers, Inc. *		3,758
4,700	Lubrizol Corp.		377,457
300	NewMarket Corp.		26,196
6,100	Omnova Solutions, Inc. *		47,641
6,200	PolyOne Corp. *		52,204
4,200	RPM International, Inc.		74,928
7,400	Sherwin-Williams Co.		512,006
200	Stepan Co.		13,686
3,800	Valspar Corp.		114,456
			2,318,657
	COAL - 0.2%
2,200	Walter Energy, Inc.		133,870

	COMMERCIAL SERVICES - 3.7%
1,800	Administaff, Inc.		43,488
8,700	Advance America Cash Advance Centers, Inc.		35,931
200	Bridgepoint Education, Inc. *		3,162
600	Capella Education Co. *		48,810
2,800	Career Education Corp. *		64,456
600	Chemed Corp.		32,784
500	Coinstar, Inc. *		21,485
500	Consolidated Graphics, Inc. *		21,620
14,900	Convergys Corp. *		146,169
900	Corporate Executive Board Co.		23,643
400	Deluxe Corp.		7,500
2,600	Diamond Management & Technology Consultants, Inc.		26,806
900	Dollar Thrifty Automotive Group, Inc. *		38,349
200	Emergency Medical Services Corp. - Cl. A *		9,806

See accompanying notes to these financial statements.

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited) (Continued)
Shares			Value
	COMMERCIAL SERVICES - 3.7% (continued)
700	Forrester Research, Inc. *		$ 21,182
1,300	Gartner, Inc. *		30,225
3,500	Global Cash Access Holdings, Inc. *		25,235
3,400	Hewitt Associates, Inc. - Cl. A *		117,164
15,500	Hillenbrand, Inc.		331,545
1,000	ITT Educational Services, Inc. *		83,020
7,000	Kelly Services, Inc. *		104,090
800	Lincoln Educational Services Corp. *		16,472
11,100	Manpower, Inc.		479,298
650	MAXIMUS, Inc.		37,615
500	Medifast, Inc. *		12,955
3,400	Moody's Corp.		67,728
1,300	Net 1 UEPS Technologies, Inc. *		17,433
200	Parexel International Corp. *		4,336
1,800	Providence Service Corp. *		25,200
500	Rent-A-Center, Inc. *		10,130
1,400	Rollins, Inc.		28,966
13,100	RR Donnelley & Sons Co.		214,447
10,200	SFN Group, Inc. *		55,692
1,300	Sotheby's		29,731
555	Strayer Education, Inc.		115,379
900	SuccessFactors, Inc. *		18,711
17,400	Total System Services, Inc.		236,640
100	Towers Watson & Co.		3,885
800	Universal Technical Institute, Inc.		18,912
2,600	Valassis Communications, Inc. *		82,472
400	Viad Corp.		7,060
300	Wright Express Corp. *		8,910
			2,728,442
	COMPUTERS - 4.2%
8,500	Cognizant Technology Solutions Corp. - Cl. A *		425,510
11,500	DST Systems, Inc.		415,610
2,700	Imation Corp. *		24,813
3,100	Insight Enterprises, Inc. *		40,796
5,500	Isilon Systems, Inc. *		70,620
1,400	Jack Henry & Associates, Inc.		33,432
15,300	Lexmark International, Inc. *		505,359
2,400	Manhattan Associates, Inc. *		66,120
9,600	MICROS Systems, Inc. *		305,952
4,500	Ness Technologies, Inc. *		19,395
300	Netscout Systems, Inc. *		4,266
15,100	Quantum Corp. *		28,388
1,700	Radiant Systems, Inc. *		24,582
1,500	Radisys Corp. *		14,280
500	Riverbed Technology, Inc. *		13,810

See accompanying notes to these financial statements.

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited) (Continued)
Shares			Value
	COMPUTERS - 4.2% (continued)
10,600	SanDisk Corp. *		$ 445,942
25,700	Seagate Technology *		335,128
700	SMART Modular Technologies WWH, Inc. *		4,095
500	Stratasys, Inc. *		12,280
1,200	Super Micro Computer, Inc. *		16,200
3,900	Teradata Corp. *		118,872
5,200	Western Digital Corp. *		156,832
			3,082,282
	COSMETICS/PERSONAL CARE - 1.0%
12,800	Estee Lauder Cos., Inc.		713,344

	DISTRIBUTION/WHOLESALE - 1.2%
1,400	Brightpoint, Inc. *		9,800
1,300	MWI Veterinary Supply, Inc. *		65,338
4,350	Owens & Minor, Inc.		123,453
1,300	United Stationers, Inc. *		70,811
100	Watsco, Inc.		5,792
6,300	WW Grainger, Inc.		626,535
			901,729
	DIVERSIFIED FINANCIAL SERVICES - 2.4%
27,100	AmeriCredit Corp. *		493,762
3,300	IntercontinentalExchange, Inc. *		372,999
3,600	National Financial Partners Corp. *		35,172
5,900	Nelnet, Inc. - Cl. A		113,752
7,300	Raymond James Financial, Inc.		180,237
46,600	SLM Corp. *		484,174
4,100	Waddell & Reed Financial, Inc.		89,708
800	World Acceptance Corp. *		30,648
			1,800,452
	ELECTRIC - 4.6%
16,900	Ameren Corp.		401,713
1,850	Avista Corp.		36,131
11,000	Constellation Energy Group, Inc.		354,750
23,500	DTE Energy Co.		1,071,835
10,400	Edison International		329,888
4,000	Hawaiian Electric Industries, Inc.		91,120
1,100	IDACORP, Inc.		36,597
13,900	Integrys Energy Group, Inc.		607,986
200	MGE Energy, Inc.		7,208
700	NorthWestern Corp.		18,340
8,950	Pinnacle West Capital Corp.		325,422
8,000	PNM Resources, Inc.		89,440
800	Unisource Energy Corp.		24,144
			3,394,574

See accompanying notes to these financial statements.

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited) (Continued)
Shares			Value
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
500	Belden, Inc.		$ 11,000
2,400	EnerSys *		51,288
1,100	GrafTech International Ltd. *		16,082
500	Harbin Electric, Inc. *		8,325
400	Littelfuse, Inc. *		12,644
28,100	Power-One, Inc. *		189,675
			289,014
	ELECTRONICS - 1.8%
4,100	Agilent Technologies, Inc. *		116,563
600	Analogic Corp.		27,306
5,000	Arrow Electronics, Inc. *		111,750
100	Coherent, Inc. *		3,430
900	FARO Technologies, Inc. *		16,839
22,500	Jabil Circuit, Inc.		299,250
19,700	Tech Data Corp. *		701,714
900	Watts Water Technologies, Inc.		25,794
900	Zygo Corp. *		7,299
			1,309,945
	ENGINEERING & CONSTRUCTION - 1.4%
5,300	EMCOR Group, Inc. *		122,801
300	Exponent, Inc. *		9,816
3,400	Fluor Corp.		144,500
6,300	Jacobs Engineering Group, Inc. *		229,572
300	Michael Baker Corp. *		10,470
13,200	URS Corp. *		519,420
			1,036,579
	ENTERTAINMENT - 0.1%
3,400	Cinemark Holdings, Inc.		44,710

	FOOD - 3.1%
300	American Italian Pasta Co. *		15,861
15,800	Del Monte Foods Co.		227,362
12,000	Hershey Co.		575,160
13,100	Hormel Foods Corp.		530,288
500	Lancaster Colony Corp.		26,680
1,200	Nash Finch Co.		40,992
1,500	Sanderson Farms, Inc.		76,110
15,600	Sara Lee Corp.		219,960
10,300	SUPERVALU, Inc.		111,652
21,300	Tyson Foods, Inc.		349,107
650	United Natural Foods, Inc. *		19,422
8,400	Winn-Dixie Stores, Inc. *		80,976
			2,273,570

See accompanying notes to these financial statements.

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited) (Continued)
Shares			Value
	FOREST PRODUCTS & PAPER - 1.3%
6,400	Boise, Inc. *		$ 35,136
900	Buckeye Technologies, Inc. *		8,955
200	Clearwater Paper Corp. *		10,952
1,100	Domtar Corp.		54,065
5,500	International Paper Co.		124,465
22,900	MeadWestvaco Corp.		508,380
700	Neenah Paper, Inc.		12,810
6,700	Plum Creek Timber Co., Inc.		231,351
			986,114
	GAS - 1.6%
8,000	AGL Resources, Inc.		286,560
4,300	Energen Corp.		190,619
2,400	Laclede Group, Inc.		79,512
900	Nicor, Inc.		36,450
38,200	NiSource, Inc.		553,900
1,700	WGL Holdings, Inc.		57,851
			1,204,892
	HAND/MACHINE TOOLS - 0.4%
10,500	Kennametal, Inc.		267,015
300	Regal-Beloit Corp.		16,734
			283,749
	HEALTHCARE-PRODUCTS - 3.2%
6,200	Affymetrix, Inc. *		36,580
2,200	Align Technology, Inc. *		32,714
3,100	American Medical Systems Holdings, Inc. *		68,572
2,800	Bruker Corp. *		34,048
200	Cepheid, Inc. *		3,204
2,600	CR Bard, Inc.		201,578
1,200	ev3, Inc. *		26,892
200	Haemonetics Corp. *		10,704
5,500	Henry Schein, Inc. *		301,950
32,400	Hill-Rom Holdings, Inc.		985,932
3,300	Hospira, Inc. *		189,585
300	Integra LifeSciences Holdings Corp. *		11,100
200	Invacare Corp.		4,148
200	Masimo Corp.		4,762
2,300	Medical Action Industries, Inc. *		27,577
200	Micrus Endovascular Corp. *		4,158
400	Orthofix International NV *		12,820
2,400	PSS World Medical, Inc. *		50,760
700	Sirona Dental Systems, Inc. *		24,388
600	SonoSite, Inc. *		16,266
1,200	STERIS Corp.		37,296

See accompanying notes to these financial statements.

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited) (Continued)
Shares			Value
	HEALTHCARE-PRODUCTS - 3.2% (continued)
900	Thoratec Corp. *		$ 38,457
4,000	Varian Medical Systems, Inc. *		209,120
2,100	Wright Medical Group, Inc. *		34,881
			2,367,492
	HEALTHCARE-SERVICES - 2.5%
200	Amedisys, Inc. *		8,794
1,200	America Service Group, Inc.		20,640
2,900	AMERIGROUP Corp. *		94,192
400	Bio-Reference Labs, Inc. *		8,868
800	Centene Corp. *		17,200
10,600	Coventry Health Care, Inc. *		187,408
26,000	Health Net, Inc. *		633,620
15,500	Humana, Inc. *		707,885
2,800	Kindred Healthcare, Inc. *		35,952
1,800	Magellan Health Services, Inc. *		65,376
6,000	Metropolitan Health Networks, Inc. *		22,380
1,200	Molina Healthcare, Inc. *		34,560
500	Odyssey HealthCare, Inc. *		13,360
300	Triple-S Management Corp. - Cl. B *		5,565
			1,855,800
	HOLDING COMPANIES-DIVERSIFIED - 0.1%
5,000	Compass Diversified Holdings		67,050

	HOME BUILDERS - 0.1%
19,700	Standard Pacific Corp. *		65,601

	HOME FURNISHINGS - 0.1%
1,400	Audiovox Corp. *		10,290
2,400	Furniture Brands International, Inc. *		12,528
400	Tempur-Pedic International, Inc. *		12,300
			35,118
	HOUSEHOLD PRODUCTS/HOUSEWARES - 0.1%
2,000	American Greetings Corp.		37,520
600	Blyth, Inc.		20,442
400	CSS Industries, Inc.		6,600
800	Tupperware Brands Corp.		31,880
100	WD-40 Co.		3,340
			99,782
	INSURANCE - 5.2%
3,900	Alterra Capital Holdings Ltd.		73,242
1,300	American Equity Investment Life Holding Co.		13,416
1,500	American Safety Insurance Holdings Ltd. *		23,580
7,100	Arch Capital Group Ltd. *		528,950
10,400	Aspen Insurance Holdings Ltd.		257,296
15,900	Assurant, Inc.		551,730

See accompanying notes to these financial statements.

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited) (Continued)
Shares			Value
	INSURANCE - 5.2% (continued)
400	EMC Insurance Group, Inc.		$ 8,772
8,400	Endurance Specialty Holdings Ltd.		315,252
6,100	Genworth Financial, Inc. - Cl. A *		79,727
200	Life Partners Holdings, Inc.		4,092
2,500	Montpelier Re Holdings Ltd.		37,325
100	National Western Life Insurance Co.		15,276
9,200	Old Republic International Corp.		111,596
3,300	Platinum Underwriters Holdings Ltd.		119,757
18,200	RenaissanceRe Holdings Ltd.		1,024,114
3,000	United Fire & Casualty Co.		59,460
14,800	Unitrin, Inc.		378,880
1,000	Universal American Corp. *		14,400
12,300	XL Group PLC		196,923
			3,813,788
	INTERNET - 2.0%
1,000	Ancestry.com, Inc. *		17,620
700	AsiaInfo Holdings, Inc. *		15,302
11,200	Earthlink, Inc.		89,152
4,800	Expedia, Inc.		90,144
2,100	Internap Network Services Corp. *		8,757
20,000	Lionbridge Technologies, Inc. *		91,400
2,200	ModusLink Global Solutions, Inc. *		13,266
4,900	NetFlix, Inc. *		532,385
700	NutriSystem, Inc.		16,058
5,100	Overstock.com, Inc. *		92,157
1,900	SonicWALL, Inc. *		22,325
1,000	TIBCO Software, Inc. *		12,060
18,000	VeriSign, Inc. *		477,900
			1,478,526
	INVESTMENT COMPANIES - 0.1%
5,900	TICC Capital Corp.		49,560

	IRON/STEEL - 0.8%
2,700	Cliffs Natural Resources, Inc.		127,332
8,500	Reliance Steel & Aluminum Co.		307,275
3,700	Schnitzer Steel Industries, Inc.		145,040
			579,647
	LEISURE TIME - 0.4%
10,500	Harley-Davidson, Inc.		233,415
1,100	Polaris Industries, Inc.		60,082
			293,497
	LODGING - 0.5%
3,300	Hyatt Hotels Corp. - Cl. A *		122,397
3,200	Wynn Resorts Ltd.		244,064
			366,461

See accompanying notes to these financial statements.

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited) (Continued)
Shares			Value
	MACHINERY-CONSTRUCTION & MINING - 0.0%
300	Astec Industries, Inc. *		$ 8,319

	MACHINERY-DIVERSIFIED - 1.8%
1,600	Alamo Group, Inc.		34,720
900	Altra Holdings, Inc. *		11,718
2,900	Applied Industrial Technologies, Inc.		73,428
800	Briggs & Stratton Corp.		13,616
10,600	Cummins, Inc.		690,378
400	Duoyuan Printing, Inc. *		3,088
700	iRobot Corp. *		13,153
2,100	Kadant, Inc. *		36,582
1,175	NACCO Industries, Inc.		104,293
500	Nordson Corp.		28,040
5,800	Rockwell Automation, Inc.		284,722
700	Tennant Co.		23,674
			1,317,412
	MEDIA - 1.9%
700	Acacia Research - Acacia Technologies *		9,961
900	Belo Corp. *		5,121
26,600	DISH Network Corp.		482,790
2,100	Entercom Communications Corp. - Cl. A *		18,522
3,100	Factset Research Systems, Inc.		207,669
15,600	Gannett Co., Inc.		209,976
10,000	Liberty Media Corp. - Capital *		419,100
1,800	Sinclair Broadcast Group, Inc. *		10,494
			1,363,633
	METAL FABRICATE/HARDWARE - 1.4%
1,500	Haynes International, Inc.		46,245
300	Kaydon Corp.		9,858
1,000	Ladish Co., Inc. *		22,720
600	Lawson Products, Inc.		10,188
100	Mueller Industries, Inc.		2,460
32,500	Timken Co.		844,675
8,600	Worthington Industries, Inc.		110,596
			1,046,742
	MINING - 0.4%
800	Kaiser Aluminum Corp.		27,736
1,000	Stillwater Mining Co. *		11,620
13,500	Titanium Metals Corp. *		237,465
			276,821

See accompanying notes to these financial statements.

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited) (Continued)
Shares			Value
	MISCELLANEOUS MANUFACTURING - 1.8%
1,000	Actuant Corp.		$ 18,830
100	AO Smith Corp.		4,819
400	AZZ, Inc.		14,708
500	Barnes Group, Inc.		8,195
9,800	Carlisle Cos., Inc.		354,074
3,300	Eaton Corp.		215,952
300	EnPro Industries, Inc. *		8,445
1,400	Hexcel Corp. *		21,714
20,200	Leggett & Platt, Inc.		405,212
5,300	Parker Hannifin Corp.		293,938
1,100	Sturm Ruger & Co., Inc.		15,763
			1,361,650
	OFFICE FURNISHINGS - 0.0%
700	HNI Corp.		19,313

	OIL & GAS - 4.4%
2,200	Berry Petroleum Co.		56,584
2,000	Bill Barrett Corp. *		61,540
500	Brigham Exploration Co. *		7,690
16,000	Cimarex Energy Co.		1,145,280
800	Delek US Holdings, Inc.		5,840
2,500	Gulfport Energy Corp. *		29,650
1,200	Panhandle Oil and Gas, Inc.		31,716
49,000	Patterson-UTI Energy, Inc.		630,630
3,500	Petroleum Development Corp. *		89,670
1,600	Pioneer Natural Resources Co.		95,120
3,200	Rowan Cos., Inc. *		70,208
18,900	SM Energy Co.		759,024
1,300	Vaalco Energy, Inc.		7,280
4,000	W&T Offshore, Inc.		37,840
2,600	Whiting Petroleum Corp. *		203,892
			3,231,964
	OIL & GAS SERVICES - 1.3%
2,000	Complete Production Services, Inc. *		28,600
100	Dril-Quip, Inc. *		4,402
2,000	Matrix Service Co. *		18,620
20,500	Oil States International, Inc. *		811,390
300	OYO Geospace Corp. *		14,544
7,200	RPC, Inc.		98,280
			975,836
	PACKAGING & CONTAINERS - 0.6%
400	Rock-Tenn Co.		19,868
600	Silgan Holdings, Inc.		17,028
9,900	Sonoco Products Co.		301,752
5,300	Temple-Inland, Inc.		109,551
			448,199

See accompanying notes to these financial statements.

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited) (Continued)
Shares			Value
	PHARMACEUTICALS - 3.2%
36,300	AmerisourceBergen Corp.		$ 1,152,525
700	Catalyst Health Solutions, Inc. *		24,150
4,700	Cephalon, Inc. *		266,725
4,400	Herbalife Ltd.		202,620
500	Hi-Tech Pharmacal Co., Inc. *		11,455
4,600	Impax Laboratories, Inc. *		87,676
500	Infinity Pharmaceuticals, Inc. *		2,955
4,200	Mead Johnson Nutrition Co. - Cl. A		210,504
2,400	Medicis Pharmaceutical Corp.		52,512
9,800	Nabi Biopharmaceuticals *		53,312
1,200	Neogen Corp. *		31,260
2,000	Osiris Therapeutics, Inc. *		11,620
1,800	Par Pharmaceutical Cos., Inc. *		46,728
2,200	Questcor Pharmaceuticals, Inc. *		22,462
5,700	Santarus, Inc. *		14,136
9,900	Sciclone Pharmaceuticals, Inc. *		26,334
1,700	USANA Health Sciences, Inc. *		62,101
5,400	Viropharma, Inc. *		60,534
			2,339,609
	PIPELINES - 0.5%
2,100	Crosstex Energy, Inc. *		13,461
5,200	Oneok, Inc.		224,900
4,500	Spectra Energy Corp.		90,315
			328,676
	REITS - 6.7%
1,900	Agree Realty Corp.		44,308
5,200	American Capital Agency Corp.		137,384
42,400	Annaly Capital Management, Inc.		727,160
19,400	Ashford Hospitality Trust, Inc. *		142,202
8,400	Brandywine Realty Trust		90,300
1,000	CBL & Associates Properties, Inc.		12,440
48,500	Chimera Investment Corp.		175,085
124,500	Commonwealth REIT		773,145
2,200	Cypress Sharpridge Investments, Inc.		27,852
7,100	Digital Realty Trust, Inc.		409,528
100	Equity Lifestyle Properties, Inc.		4,823
5,000	Equity Residential		208,200
4,400	First Industrial Realty Trust, Inc. *		21,208
2,100	Hatteras Financial Corp.		58,422
4,600	HCP, Inc.		148,350
3,200	Health Care REIT, Inc.		134,784
1,200	Highwoods Properties, Inc.		33,312
13,700	Hospitality Properties Trust		289,070
3,100	Invesco Mortgage Capital, Inc.		62,031
1,400	Lexington Realty Trust		8,414

See accompanying notes to these financial statements.

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited) (Continued)
Shares			Value
	REITS - 6.7% (continued)
200	Mid-America Apartment Communities, Inc.		$ 10,294
2,574	One Liberty Properties, Inc.		38,378
3,200	Parkway Properties, Inc.		46,624
1,900	Pennsylvania Real Estate Investment Trust		23,218
1,800	PS Business Parks, Inc.		100,404
4,500	Public Storage		395,595
1,700	Realty Income Corp.		51,561
8,700	Resource Capital Corp.		49,416
500	Sovran Self Storage, Inc.		17,215
700	Sun Communities, Inc.		18,172
400	Tanger Factory Outlet Centers		16,552
6,800	Ventas, Inc.		319,260
2,624	Vornado Realty Trust		191,421
3,600	Washington Real Estate Investment Trust		99,324
1,700	Winthrop Realty Trust		21,777
			4,907,229
	RETAIL - 5.5%
1,100	99 Cents Only Stores *		16,280
5,800	Aeropostale, Inc. *		166,112
500	AnnTaylor Stores Corp. *		8,135
700	Asbury Automotive Group, Inc. *		7,378
2,600	Bed Bath & Beyond, Inc. *		96,408
5,500	Big Lots, Inc. *		176,495
400	Brown Shoe Co., Inc.		6,072
900	Caribou Coffee Co., Inc. *		8,523
800	Carrols Restaurant Group, Inc. *		3,656
700	Cash America International, Inc.		23,989
400	Cato Corp.		8,808
2,700	Cheesecake Factory, Inc. *		60,102
1,600	Chipotle Mexican Grill, Inc. - Cl. A *		218,896
3,400	Cracker Barrel Old Country Store, Inc.		158,304
4,100	Dillard's, Inc.		88,150
7,050	Dollar Tree, Inc. *		293,491
200	DSW, Inc. - Cl. A *		4,492
3,400	Ezcorp, Inc. *		63,070
3,300	Finish Line, Inc.		45,969
300	First Cash Financial Services, Inc. *		6,540
500	Genesco, Inc. *		13,155
1,500	Group 1 Automotive, Inc. *		35,295
500	Hibbett Sports, Inc. *		11,980
3,100	HSN, Inc. *		74,400
1,200	J Crew Group, Inc. *		44,172
1,000	Jack in the Box, Inc. *		19,450
500	Jo-Ann Stores, Inc. *		18,755
100	JOS A Bank Clothiers, Inc. *		5,399

See accompanying notes to these financial statements.

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited) (Continued)
Shares			Value
	RETAIL - 5.5% (continued)
2,100	Kirkland's, Inc. *		$ 35,438
1,800	Lithia Motors, Inc.		11,124
13,800	Macy's, Inc.		247,020
1,200	Nu Skin Enterprises, Inc.		29,916
1,600	OfficeMax, Inc. *		20,896
1,000	Papa John's International, Inc. *		23,120
3,400	PC Connection, Inc. *		20,604
400	PF Chang's China Bistro, Inc.		15,860
4,600	Pier 1 Imports, Inc. *		29,486
2,600	Retail Ventures, Inc. *		20,332
16,500	Ross Stores, Inc.		879,285
4,500	Ruby Tuesday, Inc. *		38,250
18,600	Starbucks Corp.		451,980
500	Stein Mart, Inc. *		3,115
1,100	Steinway Musical Instruments, Inc. *		19,569
2,100	Talbots, Inc. *		21,651
1,900	Texas Roadhouse, Inc. - Cl. A *		23,978
800	Tractor Supply Co.		48,776
1,600	Tuesday Morning Corp. *		6,384
800	Ulta Salon Cosmetics & Fragrance, Inc. *		18,928
13,800	Williams-Sonoma, Inc.		342,516
2,700	World Fuel Services Corp.		70,038
			4,061,742
	SAVINGS & LOANS - 0.4%
4,500	Abington Bancorp, Inc.		39,240
3,100	Astoria Financial Corp.		42,656
1,900	Beneficial Mutual Bancorp, Inc. *		18,772
700	Flushing Financial Corp.		8,561
1,500	Meridian Interstate Bancorp, Inc. *		16,350
9,500	New York Community Bancorp, Inc.		145,065
5,000	NewAlliance Bancshares, Inc.		56,050
			326,694
	SEMICONDUCTORS - 3.4%
2,200	Actel Corp. *		28,204
3,600	Altera Corp.		89,316
1,600	Cirrus Logic, Inc. *		25,296
1,300	Diodes, Inc. *		20,631
1,900	Entegris, Inc. *		7,543
11,500	Fairchild Semiconductor International, Inc. - Cl. A *		96,715
1,600	Kulicke & Soffa Industries, Inc. *		11,232
32,500	Lattice Semiconductor Corp. *		141,050
38,000	Linear Technology Corp.		1,056,780
16,900	Marvell Technology Group Ltd. *		266,344
21,400	Micron Technology, Inc. *		181,686
400	Omnivision Technologies, Inc. *		8,576

See accompanying notes to these financial statements.

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited) (Continued)
Shares			Value
	SEMICONDUCTORS - 3.4% (continued)
500	Semtech Corp. *		$ 8,185
500	Skyworks Solutions, Inc. *		8,395
48,500	Teradyne, Inc. *		472,875
3,200	Veeco Instruments, Inc. *		109,696
			2,532,524
	SOFTWARE - 2.2%
5,400	Accelrys, Inc. *		34,830
1,600	ACI Worldwide, Inc. *		31,152
600	Acxiom Corp. *		8,814
400	Ariba, Inc. *		6,372
600	Blackbaud, Inc.		13,062
6,800	BMC Software, Inc. *		235,484
5,000	CA, Inc.		92,000
1,300	CommVault Systems, Inc. *		29,250
1,500	CSG Systems International, Inc. *		27,495
200	Interactive Intelligence, Inc. *		3,286
17,800	Intuit, Inc. *		618,906
1,297	JDA Software Group, Inc. *		28,508
3,100	Lawson Software, Inc. *		22,630
3,000	Opnet Technologies, Inc.		44,070
1,000	Parametric Technology Corp. *		15,670
1,200	Progress Software Corp. *		36,036
2,200	QAD, Inc. *		9,086
3,200	Renaissance Learning, Inc.		47,008
2,600	Sybase, Inc. *		168,116
500	Synchronoss Technologies, Inc. *		9,485
1,000	SYNNEX Corp. *		25,620
3,200	Unica Corp. *		30,656
5,700	VeriFone Systems, Inc. *		107,901
			1,645,437
	TELECOMMUNICATIONS - 3.4%
1,500	Acme Packet, Inc. *		40,320
2,500	Alaska Communications Systems Group, Inc.		21,225
13,200	Amdocs Ltd. *		354,420
1,600	Anixter International, Inc. *		68,160
1,200	Aruba Networks, Inc. *		17,088
26,800	Frontier Communications Corp.		190,548
900	HickoryTech Corp.		6,075
1,100	InterDigital, Inc. *		27,159
44,500	JDS Uniphase Corp. *		437,880
200	LogMeIn, Inc. *		5,246
400	Loral Space & Communications, Inc. *		17,088
2,800	Netgear, Inc. *		49,952
6,000	NII Holdings, Inc. *		195,120
800	NTELOS Holdings Corp.		13,760

See accompanying notes to these financial statements.

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited) (Continued)
Shares			Value
	TELECOMMUNICATIONS - 3.4% (continued)
3,400	Plantronics, Inc.		$ 97,240
126,600	Qwest Communications International, Inc.		664,650
15,100	RF Micro Devices, Inc. *		59,041
400	Shenandoah Telecommunications Co.		7,096
500	SureWest Communications *		3,170
200	Syniverse Holdings, Inc. *		4,090
4,000	Telephone & Data Systems, Inc.		121,560
6,200	USA Mobility, Inc.		80,104
			2,480,992
	TOYS/GAMES/HOBBIES - 0.7%
1,700	Jakks Pacific, Inc. *		24,446
24,400	Mattel, Inc.		516,304
			540,750
	TRANSPORTATION - 1.3%
600	Atlas Air Worldwide Holdings, Inc. *		28,500
2,000	Bristow Group, Inc. *		58,800
3,000	Frontline Ltd.		85,620
3,100	Genco Shipping & Trading Ltd. *		46,469
800	HUB Group, Inc. *		24,008
5,200	Landstar System, Inc.		202,748
15,400	Pacer International, Inc. *		107,646
2,000	PHI, Inc. *		28,180
9,000	Ryder System, Inc.		362,070
1,300	Ship Finance International Ltd.		23,244
			967,285
	TRUCKING & LEASING - 0.1%
3,500	TAL International Group, Inc.		78,645

	WATER - 0.0%
1,000	American States Water Co.		33,140

	TOTAL COMMON STOCK(Cost - $71,325,698)		72,471,649

See accompanying notes to these financial statements.

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited) (Continued)
Shares			Value
	SHORT-TERM INVESTMENTS - 1.6%
1,157,439	AIM STIT Liquid Assets Portoflio, to yield 0.01% (Cost - $1,157,439) (a)		$ 1,157,439

	TOTAL INVESTMENTS - 99.8%(Cost - $72,483,137) (b)		$ 73,629,088
	OTHER ASSETS LESS LIABILITIES - 0.2%		171,980
	NET ASSETS - 100.0%		$ 73,801,068

* Non-income producing security.

(a) Variable rate security, the money market rate shown represents the rate at June 30, 2010.
(b) Represents cost for financial reporting purposes. Aggregate cost for book purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 6,630,435
		Unrealized depreciation:	(5,484,484)
		Net unrealized appreciation:	$ 1,145,951

See accompanying notes to these financial statements.

Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited)
Shares				Value
	COMMON STOCK - 66.9%
	ADVERTISING - 0.2%
1,200	Omnicom Group, Inc.			$ 41,160

	AEROSPACE/DEFENSE - 1.7%
400	General Dynamics Corp.			23,424
2,700	Northrop Grumman Corp.			146,988
3,550	Raytheon Co.			171,784
				342,196
	AGRICULTURE - 1.4%
1,810	Altria Group, Inc.			36,272
2,100	Archer-Daniels-Midland Co.			54,222
2,521	Lorillard, Inc.			181,462
510	Philip Morris International, Inc.			23,378
				295,334
	AIRLINES - 0.1%
1,000	Continental Airlines, Inc. *			22,000

	APPAREL - 0.2%
900	Coach, Inc.			32,895

	AUTO MANUFACTURERS - 0.5%
3,500	Ford Motor Co. *			35,280
1,900	Oshkosh Corp. *			59,204
				94,484
	AUTO PARTS & EQUIPMENT - 0.3%
2,400	TRW Automotive Holdings Corp. *			66,168

	BANKS - 6.1%
7,606	Bank of America Corp.			109,298
1,900	Bank of New York Mellon Corp.			46,911
4,300	Capital One Financial Corp.			173,290
30,700	Citigroup, Inc. *			115,432
3,600	Comerica, Inc.			132,588
760	Goldman Sachs Group, Inc.			99,765
8,440	JPMorgan Chase & Co.			308,988
1,700	M&T Bank Corp.			144,415
5,000	Wells Fargo & Co.			128,000
				1,258,687
	BEVERAGES - 1.3%
1,300	Brown-Forman Corp.			74,399
1,000	Coca-Cola Enterprises, Inc.			25,860
1,700	Dr Pepper Snapple Group, Inc.			63,563
1,510	PepsiCo, Inc.			92,035
				255,857

See accompanying notes to these financial statements.

Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited) (Continued)
Shares				Value
	BIOTECHNOLOGY - 1.3%
3,300	Amgen, Inc. *			$ 173,580
1,200	Biogen Idec, Inc. *			56,940
550	Life Technologies Corp. *			25,988
				256,508
	CHEMICALS - 1.2%
800	Ashland, Inc.			37,136
3,000	Cabot Corp.			72,330
1,800	Lubrizol Corp.			144,558
				254,024
	COAL - 0.1%
400	Walter Energy, Inc.			24,340

	COMMERCIAL SERVICES - 1.8%
800	Automatic Data Processing, Inc.			32,208
3,200	Hillenbrand, Inc.			68,448
200	ITT Educational Services, Inc. *			16,604
700	Manpower, Inc.			30,226
2,200	RR Donnelley & Sons Co.			36,014
2,600	Visa, Inc. - Cl. A			183,950
				367,450
	COMPUTERS - 4.6%
1,240	Apple, Inc. *			311,897
1,700	Computer Sciences Corp.			76,925
788	Hewlett-Packard Co.			34,105
2,600	International Business Machines Corp.			321,048
2,500	SanDisk Corp. *			105,175
4,500	Seagate Technology *			58,680
1,100	Western Digital Corp. *			33,176
				941,006
	COSMETICS/PERSONAL CARE - 1.7%
800	Colgate-Palmolive Co.			63,008
3,800	Estee Lauder Cos., Inc.			211,774
1,102	Procter & Gamble Co.			66,098
				340,880
	DISTRIBUTION/WHOLESALE - 0.4%
900	WW Grainger, Inc.			89,505

	DIVERSIFIED FINANCIAL SERVICES - 0.7%
2,700	AmeriCredit Corp. *			49,194
700	Franklin Resources, Inc.			60,333
3,500	SLM Corp. *			36,365
				145,892

See accompanying notes to these financial statements.

Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited) (Continued)
Shares				Value
	ELECTRIC - 1.9%
1,900	Constellation Energy Group, Inc.			$ 61,275
1,400	DTE Energy Co.			63,854
1,900	Edison International			60,268
3,400	Integrys Energy Group, Inc.			148,716
1,100	Pinnacle West Capital Corp.			39,996
700	Public Service Enterprise Group, Inc.			21,931
				396,040
	ELECTRONICS - 0.5%
1,700	Tech Data Corp. *			60,554
700	Thermo Fisher Scientific, Inc. *			34,335
				94,889
	ENGINEERING&CONSTRUCTION - 0.4%
1,300	Fluor Corp.			55,250
500	Jacobs Engineering Group, Inc. *			18,220
				73,470
	FOOD - 1.5%
800	Hershey Co.			38,344
2,400	SUPERVALU, Inc.			26,016
6,900	Sysco Corp.			197,133
2,200	Tyson Foods, Inc.			36,058
				297,551
	FOREST PRODUCTS & PAPER - 0.2%
2,200	MeadWestvaco Corp.			48,840

	GAS - 0.5%
2,000	Atmos Energy Corp.			54,080
3,100	NiSource, Inc.			44,950
				99,030
	HAND/MACHINE TOOLS - 0.1%
1,100	Kennametal, Inc.			27,973

	HEALTHCARE-PRODUCTS - 2.3%
850	Covidien PLC			34,153
200	CR Bard, Inc.			15,506
1,400	Hill-Rom Holdings, Inc.			42,602
850	Hospira, Inc. *			48,833
5,080	Johnson & Johnson			300,025
700	Medtronic, Inc.			25,389
				466,508
	HEALTHCARE-SERVICES - 0.8%
2,100	Health Net, Inc. *			51,177
1,200	Humana, Inc. *			54,804
2,300	UnitedHealth Group, Inc.			65,320
				171,301

See accompanying notes to these financial statements.

Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited) (Continued)
Shares				Value
	HOME FURNISHINGS - 0.2%
400	Whirlpool Corp.			$ 35,128

	INSURANCE - 2.7%
1,900	Aflac, Inc.			81,073
900	Allied World Assurance Co. Holdings Ltd.			40,842
1,100	Berkshire Hathaway, Inc. *			87,659
1,800	Chubb Corp.			90,018
1,450	Endurance Specialty Holdings Ltd.			54,419
900	First American Financial Corp.			11,412
3,200	RenaissanceRe Holdings Ltd.			180,064
				545,487
	INTERNET - 2.0%
1,300	Amazon.com, Inc. *			142,038
450	F5 Networks, Inc. *			30,857
255	Google, Inc. - Cl. A *			113,462
1,600	Liberty Media Corp. - Interactive *			16,800
600	NetFlix, Inc. *			65,190
1,300	VeriSign, Inc. *			34,515
				402,862
	IRON/STEEL - 0.2%
1,000	Reliance Steel & Aluminum Co.			36,150

	LODGING - 0.1%
900	Wyndham Worldwide Corp.			18,126

	MACHINERY-CONSTRUCTION & MINING - 0.1%
600	Joy Global, Inc.			30,054

	MACHINERY-DIVERSIFIED - 0.1%
300	Rockwell Automation, Inc.			14,727

	MEDIA - 1.6%
1,400	DIRECTV *			47,488
800	Liberty Media Corp. - Capital			33,528
6,600	News Corp.			78,936
3,366	Time Warner, Inc.			97,311
2,000	Viacom, Inc.			62,740
				320,003
	METAL FABRICATE/HARDWARE - 0.5%
3,900	Timken Co.			101,361

	MINING - 0.6%
1,300	Freeport-McMoRan Copper & Gold, Inc.			76,869
2,100	Titanium Metals Corp. *			36,939
				113,808

See accompanying notes to these financial statements.

Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited) (Continued)
Shares				Value
	MISCELLANEOUS MANUFACTURING - 2.6%
1,700	3M Co.			$ 134,283
1,600	Carlisle Cos., Inc.			57,808
800	Cooper Industries PLC			35,200
1,000	Eaton Corp.			65,440
11,800	General Electric Co.			170,156
1	John Bean Technologies Corp.			15
2,900	Leggett & Platt, Inc.			58,174
400	Parker Hannifin Corp.			22,184
				543,260
	OIL & GAS - 5.9%
700	Anadarko Petroleum Corp.			25,263
1,500	Apache Corp.			126,285
4,650	Chevron Corp.			315,549
1,200	Cimarex Energy Co.			85,896
1,900	ConocoPhillips			93,271
500	Devon Energy Corp.			30,460
4,790	Exxon Mobil Corp.			273,365
600	Hess Corp.			30,204
1,100	Occidental Petroleum Corp.			84,865
7,100	Patterson-UTI Energy, Inc.			91,377
500	SM Energy Co.			20,080
400	Whiting Petroleum Corp. *			31,368
				1,207,983
	OIL & GAS SERVICES - 0.8%
4,150	Oil States International, Inc. *			164,257

	PACKAGING & CONTAINERS - 0.2%
1,500	Temple-Inland, Inc.			31,005

	PHARMACEUTICALS - 3.7%
6,900	AmerisourceBergen Corp.			219,075
1,337	Bristol-Myers Squibb Co.			33,345
300	Cephalon, Inc. *			17,025
700	Eli Lilly & Co.			23,450
1,100	Herbalife Ltd.			50,655
500	McKesson Corp.			33,580
86	Mead Johnson Nutrition Co. - Cl. A			4,310
2,700	Medco Health Solutions, Inc. *			148,716
1,038	Merck & Co., Inc.			36,299
12,808	Pfizer, Inc.			182,642
				749,097

See accompanying notes to these financial statements.

Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited) (Continued)
Shares				Value
	REITS - 1.2%
4,300	Annaly Capital Management, Inc.			$ 73,745
3,100	Brandywine Realty Trust			33,325
10,900	Commonwealth REIT			67,689
2,100	Hospitality Properties Trust			44,310
1,000	Public Storage			87,910
				306,979
	RETAIL - 4.2%
500	Big Lots, Inc. *			16,045
200	Chipotle Mexican Grill, Inc. - Cl. A *			27,362
1,200	Macy's, Inc.			21,480
1,400	McDonald's Corp.			92,218
2,000	Ross Stores, Inc.			106,580
6,200	Starbucks Corp.			150,660
1,500	TJX Cos, Inc.			62,925
5,150	Wal-Mart Stores, Inc.			247,561
2,500	Walgreen Co.			66,750
3,100	Williams-Sonoma, Inc.			76,942
				868,523
	SEMICONDUCTORS - 1.7%
5,600	Intel Corp.			108,920
3,600	Linear Technology Corp.			100,116
2,300	Marvell Technology Group Ltd. *			36,248
2,600	Microchip Technology, Inc.			72,124
3,900	Micron Technology, Inc. *			33,111
				350,519
	SOFTWARE - 2.4%
800	Intuit, Inc. *			27,816
18,040	Microsoft Corp.			415,100
2,700	Oracle Corp.			57,942
				500,858
	TELECOMMUNICATIONS - 3.5%
11,322	AT&T, Inc.			273,879
198	Aviat Networks, Inc. *			719
6,600	Cisco Systems, Inc. *			140,646
11,000	JDS Uniphase Corp. *			108,240
3,100	Motorola, Inc. *			20,212
600	NII Holdings, Inc. *			19,512
16,300	Qwest Communications International, Inc.			85,575
9,500	Tellabs, Inc.			60,705
				709,488
	TRANSPORTATION - 0.8%
1,000	Frontline Ltd/Bermuda			28,540
1,200	Ryder System, Inc.			48,276
1,550	United Parcel Service, Inc. - Cl. B			88,179
				164,995

	TOTAL COMMON STOCK(Cost - $13,214,672)			13,718,658

See accompanying notes to these financial statements.

Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited) (Continued)
Par Value		Coupon Rate (%)	Maturity	Value

	BONDS & NOTES - 30.1%
	AEROSPACE/DEFENSE - 0.7%
$ 40,000	Boeing Co.	3.7500	11/20/2016	$ 42,603
45,000	Lockheed Martin Corp.	7.6500	5/1/2016	56,277
25,000	Northrop Grumman Systems Corp.	7.7500	2/15/2031	33,333
				132,213
	AGRICULTURE - 0.7%
10,000	Altria Group, Inc.	9.7000	11/10/2018	12,644
50,000	Archer-Daniels-Midland Co.	5.4500	3/15/2018	56,880
25,000	Lorillard Tobacco Co.	6.8750	5/1/2020	25,489
35,000	Reynolds American, Inc.	7.2500	6/1/2013	38,578
				133,591
	AUTO MANUFACTURERS - 0.2%
35,000	PACCAR, Inc.	6.8750	2/15/2014	40,394

	BANKS - 1.6%
55,000	Bank of America Corp.	5.7500	12/1/2017	57,127
25,000	Bank of America Corp.	7.6250	6/1/2019	28,743
45,000	Citigroup, Inc.	5.5000	4/11/2013	46,823
25,000	Citigroup, Inc.	8.5000	5/22/2019	29,898
50,000	Goldman Sachs Group, Inc.	5.9500	1/18/2018	51,960
25,000	JPMorgan Chase & Co.	4.9500	3/25/2020	25,916
40,000	JPMorgan Chase & Co.	6.0000	1/15/2018	44,177
25,000	Morgan Stanley	5.9500	12/28/2017	25,408
20,000	Wachovia Bank NA	5.8500	2/1/2037	20,017
				330,069
	BEVERAGES - 0.2%
40,000	Coca-Cola Enterprises, Inc.	7.3750	3/3/2014	47,596

	CHEMICALS - 0.3%
25,000	Dow Chemical Co.	7.6000	5/15/2014	28,793
35,000	EI du Pont de Nemours & Co.	5.0000	1/15/2013	37,902
				66,695
	COMMERCIAL MBS - 2.2%
50,993	Banc of America Commercial Mortgage, Inc. 2005-6 A4 **	5.3500	9/10/2047	54,680
84,459	Bear Stearns Commercial Mortgage Securities 2003-T10 A1	4.0000	3/13/2040	85,765
114,276	GE Capital Commercial Mortgage Corp. 2002-2A A2	4.9700	8/11/2036	117,795
55,000	Greenwich Capital Commercial Funding Corp. 2004-GG1 A7 **	5.3170	6/10/2036	58,727
65,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2002-C2 A2	5.0500	12/12/2034	68,553
4,712	Wachovia Bank Commercial Mortgage Trust 2005-C19 A2	4.5160	5/15/2044	4,711
55,000	Wachovia Bank Commercial Mortgage Trust 2005-C16 A4 **	4.8470	10/15/2041	59,067
				449,298
	COMPUTERS - 0.2%
35,000	Hewlett-Packard Co.	4.5000	3/1/2013	37,762

See accompanying notes to these financial statements.

Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited) (Continued)
Par Value		Coupon Rate (%)	Maturity	Value
	DIVERSIFIED FINANCIAL SERVICES - 0.9%
$ 40,000	American Express Co.	7.2500	5/20/2014	$ 45,466
25,000	CME Group, Inc.	5.7500	2/15/2014	27,842
40,000	General Electric Capital Corp.	5.6250	5/1/2018	42,585
25,000	General Electric Capital Corp.	6.7500	3/15/2032	27,059
35,000	National Rural Utilities Cooperative Finance Corp.	10.3750	11/1/2018	48,534
				191,486
	ELECTRIC - 1.2%
45,000	Consolidated Edison Co. of New York, Inc.	5.3750	12/15/2015	50,684
40,000	Exelon Generation Co. LLC	6.2000	10/1/2017	45,468
50,000	Florida Power & Light Co.	4.8500	2/1/2013	54,045
20,000	MidAmerican Energy Co.	5.7500	11/1/2035	21,613
15,000	Nisource Finance Corp.	6.4000	3/15/2018	16,504
25,000	Nisource Finance Corp.	6.8000	1/15/2019	27,958
20,000	Virginia Electric and Power Co.	8.8750	11/15/2038	28,761
				245,033
	FOOD - 1.1%
70,000	General Mills, Inc.	5.2000	3/17/2015	78,704
35,000	Kellogg Co.	7.4500	4/1/2031	46,198
40,000	Kraft Foods, Inc.	6.8750	1/26/2039	47,294
15,000	Kroger Co.	5.5000	2/1/2013	16,334
35,000	Kroger Co.	6.7500	4/15/2012	38,109
				226,639
	HOUSEHOLD PRODUCTS/WARES - 0.1%
25,000	Kimberly-Clark Corp.	6.1250	8/1/2017	29,474

	INSURANCE - 1.2%
35,000	Aflac, Inc.	8.5000	5/15/2019	42,112
35,000	Berkshire Hathaway Finance Corp.	4.8500	1/15/2015	38,488
35,000	Chubb Corp.	6.5000	5/15/2038	40,088
30,000	Marsh & McLennan Cos., Inc.	5.3750	7/15/2014	31,426
40,000	Prudential Financial, Inc.	4.7500	9/17/2015	41,556
55,000	Travelers Cos., Inc.	5.3750	6/15/2012	59,022
				252,692
	MEDIA - 0.4%
20,000	CBS Corp.	5.5000	5/15/2033	18,437
30,000	Comcast Corp.	5.8750	2/15/2018	33,400
30,000	Time Warner Cable, Inc.	5.8500	5/1/2017	32,979
				84,816
	MISCELLANEOUS MANUFACTURING- 0.2%
35,000	Honeywell International, Inc.	4.2500	3/1/2013	37,596

	OIL & GAS - 0.5%
55,000	Devon Energy Corp.	6.3000	1/15/2019	63,677
30,000	Hess Corp.	8.1250	2/15/2019	37,543
				101,220

See accompanying notes to these financial statements.

Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited) (Continued)
Par Value		Coupon Rate (%)	Maturity	Value
	PHARMACEUTICALS - 0.9%
$ 25,000	Abbott Laboratories	5.8750	5/15/2016	$ 29,166
30,000	Cardinal Health, Inc.	5.5000	6/15/2013	32,718
30,000	GlaxoSmithKline Capital, Inc.	6.3750	5/15/2038	35,783
30,000	McKesson Corp.	7.5000	2/15/2019	37,155
50,000	Wyeth	5.5000	3/15/2013	55,252
				190,074
	PIPELINES - 0.6%
30,000	Spectra Energy Capital LLC	6.2000	4/15/2018	33,422
55,000	TransCanada PipeLines Ltd.	4.8750	1/15/2015	59,967
15,000	TransCanada PipeLines Ltd.	7.1250	1/15/2019	18,248
				111,637
	RETAIL - 0.4%
30,000	McDonald's Corp.	6.3000	10/15/2037	36,490
40,000	Wal-Mart Stores, Inc.	6.5000	8/15/2037	48,876
				85,366
	TELECOMMUNICATIONS - 0.8%
70,000	AT&T , Inc.	5.1000	9/15/2014	77,671
15,000	Cisco Systems , Inc.	5.9000	2/15/2039	16,694
35,000	Telecom Italia Capital SA	5.2500	11/15/2013	35,979
35,000	Verizon Communications, Inc.	6.4000	2/15/2038	39,028
				169,372
	TRANSPORTATION - 0.6%
40,000	Burlington Northern Santa Fe LLC	5.9000	7/1/2012	43,505
20,000	Norfolk Southern Corp.	5.6400	5/17/2029	21,206
21,000	Union Pacific Corp.	6.2500	5/1/2034	24,045
20,000	United Parcel Service, Inc.	6.2000	1/15/2038	24,083
				112,839
	US GOVERNMENT - 1.4%
90,000	United States Treasury Bond	4.2500	5/15/2039	95,361
185,000	United States Treasury Note	2.2500	5/31/2014	190,940
				286,301
	US GOVERNMENT AGENCY - 3.3%
50,000	Federal Home Loan Banks	1.6250	9/26/2012	50,859
50,000	Federal Home Loan Banks	1.6250	11/21/2012	50,821
275,000	Federal Home Loan Banks	4.0000	9/6/2013	298,460
50,000	Federal Home Loan Mortgage Corp.	1.1250	12/15/2011	50,416
50,000	Federal National Mortgage Association	1.0000	4/4/2012	50,282
125,000	Federal National Mortgage Association	2.8750	12/11/2013	131,205
50,000	Federal National Mortgage Association	3.6250	8/15/2011	51,751
				683,794

See accompanying notes to these financial statements.

Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited) (Continued)
Par Value		Coupon Rate (%)	Maturity	Value
	US GOVERNMENT AGENCIES - MORTGAGE BACKED - 10.4%
$ 114,812	Federal National Mortgage Association	4.0000	5/1/2014	$ 120,314
12,349	Federal National Mortgage Association	4.0000	10/1/2020	12,929
25,700	Federal National Mortgage Association	4.0000	2/1/2022	26,839
52,830	Federal National Mortgage Association	4.5000	11/1/2019	56,249
289,381	Federal National Mortgage Association	4.5000	9/1/2020	308,110
256,825	Federal National Mortgage Association	4.5000	12/1/2022	272,352
21,701	Federal National Mortgage Association	4.5000	9/1/2035	22,595
68,296	Federal National Mortgage Association	4.5000	11/1/2039	70,783
49,722	Federal National Mortgage Association	5.0000	3/1/2023	53,131
112,484	Federal National Mortgage Association	5.0000	9/1/2033	119,361
11,538	Federal National Mortgage Association	5.0000	10/1/2035	12,224
151,617	Federal National Mortgage Association	5.0000	2/1/2036	160,636
35,106	Federal National Mortgage Association	5.5000	6/1/2022	38,022
171,970	Federal National Mortgage Association	5.5000	2/1/2037	184,725
109,688	Federal National Mortgage Association	5.5000	8/1/2037	117,878
53,609	Federal National Mortgage Association	6.0000	3/1/2036	58,829
33,035	Federal National Mortgage Association	6.0000	3/1/2037	35,887
62,267	Federal National Mortgage Association	6.0000	8/1/2037	67,643
22,235	Federal National Mortgage Association	6.0000	5/1/2038	24,121
42,892	Federal National Mortgage Association	6.5000	3/1/2037	47,107
1,745	Federal National Mortgage Association	7.0000	6/1/2029	1,948
72,042	Federal Home Loan Mortgage Corp.	4.5000	8/1/2018	76,430
70,432	Federal Home Loan Mortgage Corp.	4.5000	11/1/2018	74,721
40,985	Federal Home Loan Mortgage Corp.	4.5000	5/1/2019	43,578
47,746	Federal Home Loan Mortgage Corp.	5.0000	12/1/2020	50,984
37,219	Federal Home Loan Mortgage Corp.	5.5000	9/1/2036	39,943
39,016	Federal Home Loan Mortgage Corp.	6.0000	4/1/2038	42,364
				2,139,703

	TOTAL BONDS & NOTES(Cost - $5,802,169)			6,185,660

Shares	SHORT-TERM INVESTMENT - 3.2%
658,737	AIM STIT Liquid Assets Portoflio, to yield 0.01% (Cost - $658,737) (a)			658,737

	TOTAL INVESTMENTS - 100.2%(Cost - $19,675,578) (b)			$ 20,563,055
	OTHER LIABILITIES LESS ASSETS - (0.2) %			(39,002)
	NET ASSETS - 100.0%			$ 20,524,053

* Non-income producing security.
** Variable rate - interest rate subject to periodic change.
(a) Variable rate security, the money market rate shown represents the rate at June 30, 2010.
(b) Represents cost for financial reporting purposes. Aggregate cost for book purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$ 1,948,344
		Unrealized depreciation:		(1,060,867)
		Net unrealized appreciation:		$ 887,477

See accompanying notes to these financial statements.

Jefferson National Money Market Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited)
Par Value			Coupon Rate (%)	Maturity	Value
		CERTIFICATES OF DEPOSIT - 21.0%
$ 8,000,000		Credit Agricole	0.1800	8/13/2010	$ 8,000,000
6,900,000		Llyolds TSB Bank	0.1800	7/6/2010	6,899,939
8,300,000		Nordea Bank Finland NY	0.5100	9/7/2010	8,300,000
5,000,000		Royal Bank of Canada	0.3484	11/4/2010	5,000,000
4,000,000		Royal Bank of Scotland	0.5000	8/3/2010	4,000,000
		TOTAL CERTIFICATES OF DEPOSIT(Cost - $32,199,939)			32,199,939

		COMMERCIAL PAPER - 33.9%
6,000,000	*	Aspen Funding Corp.	0.5100	9/30/2010	5,992,265
6,300,000	*	Atlantis One Funding Corp.	0.2900	8/9/2010	6,298,018
5,981,000	*	Cancara Asset Securitization	0.2500	7/9/2010	5,980,668
6,800,000	*	Fairway Finance Corp	0.2300	7/1/2010	6,800,000
7,000,000	*	Fortis Funding LLC	0.2300	7/2/2010	6,999,955
6,900,000	*	Regency Markets	0.3200	7/2/2010	6,900,000
6,150,000		UBS Finance	0.0299	7/1/2010	6,150,000
6,900,000	*	Variable Funding Capital	0.1500	7/1/2010	6,900,000
		TOTAL COMMERCIAL PAPER(Cost - $52,020,906)			52,020,906

		CORPORATE NOTES - 17.4%
5,400,000	+	Atlanticare Health Services, Inc.	0.3500	7/7/2010	5,400,000
4,000,000	+	Capital Markets Access Co. LC	0.4400	7/7/2010	4,000,000
5,250,000	+	Chatham Capital Corp.	0.5339	7/1/2020	5,250,000
6,300,000	*,+	M3 Realty LLC	0.4000	7/1/2010	6,300,000
1,315,000	+	S&L Capital LLC	0.5000	7/7/2010	1,315,000
4,400,000	*,+	St Jean Industries, Inc.	0.4600	7/7/2010	4,400,000
		TOTAL CORPORATE NOTES(Cost $26,665,000)			26,665,000

		MUNICIPAL BONDS - 21.0%
6,500,000	+	Charlotte North Carolina Taxable COP (Nascar Hall
		of Fame Facilities) Series 2009D	0.3500	7/7/2010	6,500,000
6,200,000	+	Fredericksburg Virginia Economic Development Authority
		Taxable RB (Student Housing - Eagle Village I) VRDN, Series 2009B	0.4000	7/7/2010	6,200,000
4,500,000	+	New York City Housing Development Corp. MFRHR
		(155 West 21st Development) Series 2006	0.3100	7/7/2010	4,500,000
7,555,000	+	Ogden City Utah Redevelopment Agency Taxable VRDN
		Refunding Series 2009B-1	0.3500	7/1/2010	7,555,000
1,705,000	+	Ogden City Utah Redevelopment Agency Taxable VRDN
		Refunding Series 2009B-2	0.4000	7/1/2010	1,705,000
5,750,000	+	Parma Ohio Economic Development RB Series 2006B	0.3500	7/1/2010	5,750,000
		TOTAL MUNICIPAL BONDS(Cost - $32,210,000)			32,210,000

See accompanying notes to these financial statements.

Jefferson National Money Market Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited) (Continued)
		TOTAL INVESTMENTS - 93.3%(Cost - $143,095,845) (a)			$ 143,095,845
		OTHER ASSETS LESS LIABILITIES - 6.7%			10,285,819
		NET ASSETS - 100.0%			$ 153,381,664

* Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2010 these securities amounted to $56,570,906 or 36.9% of net assets
+ Variable rate security - interest rate subject to periodic change.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

COP		Certificates of Participation
MFRHR		Multi Family Housing Revenue
RB		Revenue Bonds
VRDN		Variable Rate Demand Notes

See accompanying notes to these financial statements.

JNF Portfolios
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2010 (Unaudited)
			JNF Money
	JNF Equity	JNF Balanced	Market
	Portfolio	Portfolio	Portfolio

ASSETS
Investments, at cost	$72,483,137	$19,675,578	$143,095,845
Investments in securities, at value	$73,629,088	$20,563,055	$143,095,845
Cash	-	-	75,362
Receivable for securities sold	93,744	-	-
Dividends and interest receivable	105,036	69,348	24,381
Receivable for fund shares sold	295,427	6,127	10,220,416
Prepaid expenses and other assets	151	5,201	981
TOTAL ASSETS	74,123,446	20,643,731	153,416,985

LIABILITIES
Payable for securities purchased	243,051	94,961	-
Investment advisory fees payable	45,828	8,990	889
Fees payable to other affiliates	10,409	6,596	17,993
Distribution (12b-1) fees payable	17,631	4,756	-
Payable for portfolio shares redeemed	-	-	900
Shareholder servicing fees	-	-	12,953
Accrued expenses and other liabilities	5,459	4,375	2,586
TOTAL LIABILITIES	322,378	119,678	35,321

NET ASSETS	$73,801,068	$20,524,053	$153,381,664

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$120,191,241	$26,332,384	$153,381,574
Undistributed net investment income	858,174	6,670	-
Accumulated net realized gain (loss) on investments	(48,394,298)	(6,702,478)	90
Net unrealized appreciation on investments	1,145,951	887,477	-
NET ASSETS	$73,801,068	$20,524,053	153,381,664

Shares of Beneficial Interest Outstanding	4,506,019	1,532,303	153,395,786
Net Asset Value (Net Assets/Shares of Beneficial
Interest)/Offering & Redemption Price per share	$16.38	$13.39	$1.00

See accompanying notes to these financial statements.

JNF Portfolios
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2010 (Unaudited)
	JNF Equity Portfolio	JNF Balanced Portfolio	JNF Money Market Portfolio
INVESTMENT INCOME:
Dividends	$696,628	$146,493	$-
Interest	257	131,828	171,472
TOTAL INVESTMENT INCOME	696,885	278,321	171,472

EXPENSES:
Investment advisory fees	258,223	71,631	87,632
Distribution (12b-1) fees	99,317	27,551	-
Shareholder servicing fees	-	-	175,264
Administration service fees	72,120	29,270	92,054
Professional fees	10,189	4,356	11,229
Custodian fees	4,506	4,363	5,933
Trustees' fees and expenses	4,945	5,171	5,206
Compliance officer fees	4,537	1,273	6,438
Insurance expenses	1,511	543	3,550
Printing and postage expense	412	502	1,712
TOTAL EXPENSES	455,760	144,660	389,018

Less: Fees waived/expenses reimbursed by the Advisor	-	(16,040)	(98,421)
Less: Fees waived by other affiliates	-	-	(116,843)
Less: Fees waived by the Administrator	-	-	(5,809)
NET EXPENSES	455,760	128,620	167,945

NET INVESTMENT INCOME	241,125	149,701	3,527

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	8,252,383	521,051	90
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(8,546,179)	(1,201,388)	-

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS	(293,796)	(680,337)	90

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(52,671)	$(530,636)	$3,617

See accompanying notes to these financial statements.

JNF Portfolios
STATEMENTS OF CHANGES IN NET ASSETS

	JNF Equity Portfolio		JNF Balanced Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2010	December 31,	June 30, 2010	December 31,
	(Unaudited)	2009	(Unaudited)	2009
FROM OPERATIONS
Net investment income	$241,125	$617,405	$149,701	$388,951
Net realized gain (loss) on investments	8,252,383	(10,278,574)	521,051	(2,903,122)
Net change in unrealized appreciation (depreciation)
on investments	(8,546,179)	30,408,538	(1,201,388)	6,776,340
Net Increase (Decrease) in Net Assets
Resulting From Operations	(52,671)	20,747,369	(530,636)	4,262,169

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income:	-	(669,127)	(151,552)	(379,704)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	954,150	436,727	608,135	497,077
Reinvestment of dividends and distributions	-	669,127	151,553	379,704
Cost of shares redeemed	(4,992,957)	(7,051,945)	(2,427,319)	(4,217,223)
Net Decrease in Net Assets From Share
Transactions of Beneficial Interest	(4,038,807)	(5,946,091)	(1,667,631)	(3,340,442)

TOTAL INCREASE/ (DECREASE) IN NET ASSETS	(4,091,478)	14,132,151	(2,349,819)	542,023

NET ASSETS
Beginning of period	$77,892,546	$63,760,395	$22,873,872	$22,331,849
End of period*	$73,801,068	$77,892,546	$20,524,053	$22,873,872
* Includes undistributed net investment income of	858,174	617,049	6,670	8,521

SHARES ACTIVITY
Shares Sold	55,816	34,105	42,537	39,408
Shares Reinvested	-	46,956	10,882	31,422
Shares Redeemed	(286,348)	(526,712)	(171,334)	(349,242)
Net Decrease in shares of beneficial interest outstanding	(230,532)	(445,651)	(117,915)	(278,412)

See accompanying notes to these financial statements.

JNF Portfolios
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	JNF Money Market Portfolio
	Six Months Ended	Year Ended
	June 30, 2010	December 31,
	(Unaudited)	2009

FROM OPERATIONS
Net investment income	$3,527	$344,480
Net realized gain on investments	90	5,208
Net Increase in Net Assets
Resulting From Operations	3,617	349,688

DISTRIBUTIONS TO SHAREHOLDERS

From Net Investment Income:	(3,527)	(363,900)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	199,225,517	173,798,048
Reinvestment of dividends and distributions	3,527	363,900
Cost of shares redeemed	(137,082,564)	(226,912,650)
Net Increase (Decrease) in Net Assets From Share
Transactions of Beneficial Interest	62,146,480	(52,750,702)

TOTAL INCREASE (DECREASE) IN NET ASSETS	62,146,570	(52,764,914)

NET ASSETS
Beginning of period	91,235,094	144,000,008
End of period	$153,381,664	$ $ 91,235,094

SHARES ACTIVITY
Shares Sold	199,225,517	173,798,047
Shares Reinvested	3,527	363,901
Shares Redeemed	(137,082,564)	(226,912,650)
Net Increase (Decrease) in shares of beneficial interest outstanding	62,146,480	(52,750,702)

See accompanying notes to these financial statements.

JNF Portfolios
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	JNF Equity Portfolio
	Six Months Ended		Year Ended	Year Ended	Period Ended
	Ended June 30, 2010		December 31,	December 31,	December 31,
	(Unaudited)		2009	2008	2007 (1)

Net asset value, beginning of period	$16.44		$12.30	$21.46	$23.75
Activity from investment operations:
Net investment income (2)	0.05		0.12	0.12	0.02
Net realized and unrealized gain
(loss) on investments	(0.11)		4.16	(9.25)	(2.31)
Total from investment operations	(0.06)		4.28	(9.13)	(2.29)

Less distributions from:
Net investment income	0.00		(0.14)	(0.03)	-

Net asset value, end of period	$16.38		$16.44	$12.30	$21.46

Total return (3)	-0.43%	(4)	35.03%	-42.60%	-9.64%	(4)

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$73,801		$77,893	$63,760	$135,373

Ratios of expenses to average net assets	1.15%	(5)	1.14%	1.10%	1.10%	(5)

Ratios of expenses to average
net assets before waivers	1.15%	(5)	1.18%	1.17%	1.17%	(5)

Ratios of net investment income
to average net assets	0.61%	(5)	0.92%	0.67%	0.15%	(5)

Ratios of net investment income to
average net assets before waiver	0.61%	(5)	0.88%	0.60%	0.08%	(5)

Portfolio turnover rate	59%	(4)	122%	118%	97%	(4)

(1) The JNF Equity Portfolio commenced operations on May 1, 2007.
(2) Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Assumes reinvestment of all dividends and distributions, if any.
(4) Not annualized. Portfolio turnover from December 31, 2007 does not include securities received in-kind for shareholder contributions.
(5) Annualized.

See accompanying notes to these financial statements.

JNF Portfolios
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	JNF Balanced Portfolio
	Six Months Ended		Year Ended	Year Ended	Period Ended
	Ended June 30, 2010		December 31,	December 31,	December 31,
	(Unaudited)		2009	2008	2007 (1)
Net asset value, beginning of period	$13.86		$11.58	$15.40	$15.81
Activity from investment operations:
Net investment income (2)	0.10		0.22	0.29	0.18
Net realized and unrealized gain
(loss) on investments	(0.47)		2.28	(3.82)	(0.41)
Total from investment operations	(0.37)		2.50	(3.53)	(0.23)

Less distributions from:
Net investment income	(0.10)		(0.22)	(0.29)	(0.18)

Net asset value, end of period	$13.39		$13.86	$11.58	$15.40

Total return (3)	-2.71%	(4)	21.85%	-23.16%	-1.46%	(4)

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$20,524		$22,874	$22,332	$35,727

Ratios of expenses to average net assets	1.17%	(5)	1.14%	1.10%	1.10%	(5)

Ratios of expenses to average net
assets before waivers	1.31%	(5)	1.31%	1.28%	1.31%	(5)

Ratios of net investment income
to average net assets	1.36%	(5)	1.80%	2.09%	1.73%	(5)

Ratios of net investment income to
average net assets before waiver	1.21%	(5)	1.62%	1.90%	1.52%	(5)

Portfolio turnover rate	32%	(4)	109%	98%	126%	(4)

(1) The JNF Balanced Portfolio commenced operations on May 1, 2007.
(2) Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Assumes reinvestment of all dividends and distributions, if any.
(4) Not annualized. Portfolio turnover from December 31, 2007 does not include securities received in-kind for shareholder contributions.
(5) Annualized.

See accompanying notes to these financial statements.

JNF Portfolios
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	JNF Money Market Portfolio
	Six Months Ended		Year Ended		Period Ended
	Ended June 30, 2010		December 31,		December 31,
	(Unaudited)		2009		2008 (1)
Net asset value, beginning of period	$1.00		$1.00		$1.00
Activity from investment operations:
Net investment income	0.00	(2)	0.00	(2)	0.02
Net realized and unrealized gain (loss) on investments	-		-		-
Total from investment operations	0.00	(2)	0.00	(2)	0.02

Less distributions from:
Net investment income	(0.00)	(2)	(0.00)	(2)	(0.02)

Net asset value, end of period	$1.00		$1.00		$1.00

Total return (3)	0.00%	(4)	0.23%		1.84%	(4)

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$153,382		$91,235		$144,000

Ratios of expenses to average net assets	0.29%	(5)	0.49%		0.52%	(5)

Ratios of expenses to average net assets before waivers	0.67%	(5)	0.71%		0.70%	(5)

Ratios of net investment income to average net assets	0.01%	(5)	0.28%		2.51%	(5)

Ratios of net investment income to average net assets
before waiver	-0.37%	(5)	0.06%		2.34%	(5)

(1) The JNF Money Market Portfolio commenced operations on April 7, 2008.
(2) Represents less than $0.01 per share.
(3) Assumes reinvestment of all dividends and distributions, if any.
(4) Not annualized.
(5) Annualized.

See accompanying notes to these financial statements.

JNF Portfolios
NOTES TO FINANCIAL STATEMENTS
June 30, 2010 (Unaudited)

1. ORGANIZATION

The JNF Equity Portfolio (the “Equity Portfolio”), the JNF Balanced Portfolio (the “Balanced Portfolio”) and the JNF Money Market Portfolio (the “Money Market Portfolio”), (collectively, the “Portfolios”) are diversified series of shares of beneficial interest of the Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies, including the Adviser’s affiliate, Jefferson National Life Insurance Company. The Trust offers shares to affiliated and unaffiliated life insurance company separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life insurance contracts. However, Jefferson National Life separate accounts own 100% of the shares offered by each Portfolio except the Money Market Portfolio which it owns 98% of the shares outstanding. The investment objective of each Portfolio is as follows:

Portfolio	Primary Objective
Equity Portfolio	High total return consistent with preservation of capital and a prudent level of risk.
Balanced Portfolio	High total return consistent with preservation of capital and a prudent level of risk.
Money Market Portfolio	High level of current income as is consistent with preservation of capital and daily liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

It is the Money Market Portfolio’s policy to maintain a continuous net asset value per share of $1.00; this Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that this Portfolio will be able to maintain a stable net asset value per share of $1.00.

JNF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2010 (Unaudited)

Securities valuation – Securities and other assets held by the Equity and Balanced Portfolios listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at “fair value” as determined in good faith by the Portfolio’s Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Money Market Portfolio values all of its securities on the basis of amortized cost in accordance with Rule 2a-7 of the 1940 Act, which has been determined by the Board to represent the approximate market value.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

JNF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2010 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2010 for the Portfolio’s assets and liabilities measured at fair value:

Equity Portfolio

Balanced Portfolio

Money Market Portfolio
The Portfolios did not hold any Level 3 securities during the year.
* Refer to the Portfolio of Investments for Industry Classification.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

JNF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2010 (Unaudited)

Security transactions and related income – Security transactions are recorded no later than the first business day after the trade date, except for reporting purposes when trade date is used. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain respectively. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates.

Foreign currency translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Dividends and distributions to shareholders – The following table summarizes each Portfolio’s Investment Income and Capital Gain declaration policy:

Portfolio	Income Dividends	Capital Gains
Equity Portfolio	Annually	Annually
Balanced Portfolio	Quarterly	Annually
Money Market Portfolio	Daily – Paid Monthly	Annually

Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Portfolio.

Federal income tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

JNF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2010 (Unaudited)

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax years of 2007, 2008 and 2009 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Portfolios did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years. The Portfolios identify the major tax jurisdictions and U.S. Federal and Nebraska state.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Portfolio	Purchases	Sales
Equity Portfolio	$46,051,880	$50,141,337
Balanced Portfolio	6,993,968	8,311,435

JNF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2010 (Unaudited)

4. INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolios are overseen by the Board, which is responsible for the overall management of the Portfolios. JNF Advisors, Inc. serves as the Portfolios’ Investment Advisor (the “Advisor”). Chicago Equity Partners, LLC serves as the Sub-Advisor (Chicago Equity”) for the Equity Portfolio and Balanced Portfolios, and Aim Advisors, Inc. (“AIM”) serves as sub-advisor for the Money Market Portfolio, (collectively the “Sub-Advisors). The Portfolios have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Portfolios are also officers of GFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

Pursuant to an Advisory Agreement with the Portfolios, the Advisor, under the oversight of the Board, supervises the performance of Sub-Advisors, and the administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at the following annual rates: .65% of the Equity and Balanced Portfolio’s and .15% for the Money Market Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, the Advisor pays each sub-advisor a sub-advisory fee, computed on average daily net assets and accrued daily and paid monthly, at the following annual rates: .30% of the Equity Portfolio, .27% of the Balanced Portfolio and .05% for the Money Market Portfolio’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until April 30, 2011 to waive a portion of its advisory fee and has agreed to reimburse the Portfolios for other expenses to the extent necessary so that the total expenses incurred by the Portfolios (excluding brokerage fees and commissions, acquiring fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Portfolio’s business) do not exceed 1.20% per annum for the Equity and Balanced and .65% per annum for the Money Market Portfolio’s average daily net assets. During the six months ended June 30, 2010 the Advisor waived/reimbursed fees for the Portfolios as follows:

Portfolio	Waiver/Reimbursement
Balanced Portfolio	$16,040
Money Market Portfolio	98,421

The Advisor had expense caps in place of 1.20% of average daily net assets after April 30, 2010, 1.15% of average daily net assets from April 30, 2010 to April 30, 2009 and 1.10% of average daily net assets prior to April 30, 2009 for the Equity and Balanced Portfolio’s, and .65% and .50% of average daily net assets prior to April 30, 2010 for the Money Market Portfolio. If the Advisor waives any fee or reimburses any expenses and any operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Portfolio provided that such reimbursement does not cause the Portfolio’s operating expenses to exceed the expense limitation. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). No amounts will be paid to the Advisor in any fiscal quarter unless the Board determines that reimbursement is in the best interests of each Portfolio and its shareholders.

JNF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2010 (Unaudited)

During the year ended December 31, 2009 the Advisor has the following waived expenses that may be recovered no later than the dates indicated:

The Trust has adopted a Distribution Plan and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service fee is calculated by the Equity, Balanced and Bond Portfolio’s at an annual rate of .25% of its average daily net assets. Pursuant to the Plan, each of these Portfolios may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisers, and others for activities primarily intended to result in the sale of Portfolio shares and for maintenance and personal service provided to existing shareholders. The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. During the six months ended June 30, 2010 the Equity and Balanced Portfolio’s were charged $99,317 and $27,551, respectively, pursuant to the plan.

The Portfolios pay each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $2,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The Portfolio pays the chairperson of the audit committee an additional $500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency to the Portfolios as follows:

Administration, Fund Accounting and Transfer Agency. The Portfolios pay GFS an asset-based fee in decreasing amounts as the combined Portfolios assets reach certain breakpoints. The Portfolios are subject to minimum annual fees. The Portfolios also pay GFS for any out-of-pocket expenses. Fees are billed monthly as follows:

The greater of:
A minimum complex annual fee of $210,000 or
-           15 basis points or 0.15% per annum on the first $250 million in net assets
-           10 basis points or 0.10% per annum on the next $250 million in net assets
-           8 basis points or 0.08% per annum on net assets greater than $500 million

JNF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2010 (Unaudited)

Effective May 1, 2009 GFS has agreed to waive .01% per annum of its fee on the Money Market Portfolio. This agreement may be terminated at any time.

In addition, certain affiliates of GFS provide ancillary services to the Portfolios as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Portfolios an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses. For the six months ended June 30, 2010 the Equity, Balanced and Money Market Portfolios incurred expenses of $4,537, $1,273 and $6,438, respectively, for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee. For the six months ended June 30, 2010, GemCom collected amounts totaling $2,020 $1,358 and $2,025, respectively, for the Equity, Balanced and Money Market Portfolios for EDGAR and printing services performed.

Pursuant to the Participation Agreement (the “Agreement”) with the Money Market Portfolio by and among the Trust and Jefferson National Life Insurance Company (the “Company”) an affiliate of JNF Advisors, the Company is compensated for providing certain administration services to the Money Market Portfolio at the rate of .30% of average daily net assets. Effective September 15, 2009 the Company has agreed to waive .20% per annum of its fee on the Money Market Portfolio. This agreement may be terminated at any time. For the six months ended June 30, 2010, the Portfolio accrued $175,264 of which $58,421 was paid to the Company and $116,843 was reimbursed to the Portfolio.

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the year ended December 31, 2009 were as follows:

The tax character of distributions for the period ended December 31, 2008 were as follows:

JNF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2010 (Unaudited)

As of December 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales. The difference between book basis and tax basis undistributed ordinary income is attributable to the tax treatment of paydown gain/(loss), foreign currency gain/(loss) and short-term capital gains.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Portfolios incurred and elected to defer such capital losses as follows:

At December 31, 2009, the following Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains through the indicated expiration dates:

Permanent book and tax differences attributable to differences in book/tax treatment of paydown gain/(loss) and foreign currency gain/(loss) and net operating losses resulted in reclassification for the year ended December 31, 2009 as follows:

JNF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2010 (Unaudited)

6. SUBSEQUENT EVENTS

The Portfolios are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolios are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, the Portfolios are required to disclose the date through which subsequent events have been evaluated. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

JNF Portfolios
EXPENSE EXAMPLES (Unaudited)
June 30, 2010

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 through June 30, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees charged by your insurance contract or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Portfolio’s Annualized Expense Ratio	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period*	Ending Account Value 6/30/10	Expenses Paid During Period
JNF Equity Portfolio	1.15%	$1,000.00	$995.70	$5.69	$1019.09	$ 5.76
JNF Balanced Portfolio	1.17%	$1,000.00	$972.90	$5.72	$1018.99	$ 5.86
JNF Money Market Portfolio	0.29%	$1,000.00	$1,000.00	$1.44	$1023.36	$ 1.45

*Actual Expenses Paid During Period are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year 365 for the Equity, Balanced and Money Market Portfolio’s, respectively.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Portfolios are committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Portfolios believe that you should be aware of policies to protect the confidentiality of that information.

The Portfolios collects the following nonpublic personal information about you:

•        Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•        Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Portfolios do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Portfolios are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Portfolios restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Portfolios maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Portfolios through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

The Privacy Policy is not part of this shareholder report

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-866-667-0564 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is also available without charge, upon request, by calling 1-866-667-0564.

INVESTMENT ADVISOR
JNF Advisors, Inc.
9920 Corporate Campus Dr., Suite 1000
Louisville, KY 40223

ADMINISTRATOR
Gemini Fund Services, LLC
450 Wireless Blvd.
Hauppauge, New York 11788

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers
Andrew B. Rogers, President

Date 8/26/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers
Andrew B. Rogers, President

Date 8/26/10

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Treasurer

Date 8/26/10